Sales and marketing expenses (Tables)	9 Months Ended
Sep. 30, 2020
Sales and marketing expenses
Schedule of sales and marketing expenses

	Three months ended		Nine months ended
	September 30, 2020	September 30, 2019	September 30, 2020	September 30, 2019
Consulting	$79,930	$40,921	$340,345	$264,750
Marketing	287,073	153,111	464,249	441,254
Salaries	333,229	258,776	657,921	559,342
	$700,232	$452,808	$1,462,515	$1,265,346